Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—65.5%
	U.S. Treasury Bonds—11.1%
$ 4,000,000	1.875%, 11/15/2051	$ 2,635,625
3,000,000	2.250%, 2/15/2052	2,170,312
2,000,000	2.375%, 2/15/2042	1,558,810
3,750,000	2.375%, 11/15/2049	2,807,116
2,250,000	2.500%, 2/15/2045	1,738,058
5,475,000	2.875%, 5/15/2049	4,544,766
1,800,000	2.875%, 5/15/2052	1,498,736
1,000,000	3.000%, 2/15/2049	849,649
4,500,000	3.250%, 5/15/2042	4,047,491
1,000,000	3.375%, 8/15/2042	916,532
1,000,000	4.000%, 11/15/2052	1,041,250
	TOTAL	23,808,345
	U.S. Treasury Notes—54.4%
3,500,000	0.250%, 8/31/2025	3,150,226
10,500,000	0.375%, 4/30/2025	9,587,034
7,500,000	0.750%, 5/31/2026	6,708,963
4,000,000	1.125%, 10/31/2026	3,594,110
3,500,000	1.250%, 9/30/2028	3,038,220
7,000,000	1.500%, 10/31/2024	6,634,170
5,500,000	1.625%, 9/30/2026	5,053,126
3,000,000	1.750%, 3/15/2025	2,838,029
3,000,000	2.000%, 6/30/2024	2,884,834
4,000,000	2.125%, 3/31/2024	3,871,606
7,500,000	2.250%, 3/31/2026	7,095,770
1,250,000	2.250%, 8/15/2027	1,165,183
8,250,000	2.500%, 4/30/2024	8,013,119
4,000,000	2.625%, 4/15/2025	3,855,022
1,100,000	2.625%, 7/31/2029	1,027,548
16,000,000	2.750%, 4/30/2027	15,276,400
1,000,000	2.750%, 5/31/2029	941,842
1,000,000	2.750%, 8/15/2032	927,500
2,000,000	2.875%, 10/31/2023	1,966,614
12,500,000	2.875%, 4/30/2029	11,860,725
3,000,000	3.125%, 8/31/2027	2,910,993
4,000,000	3.250%, 8/31/2024	3,919,877
3,000,000	3.250%, 6/30/2027	2,924,744
5,500,000	3.250%, 6/30/2029	5,335,652
2,000,000	4.000%, 10/31/2029	2,033,173
	TOTAL	116,614,480
	TOTAL U.S. TREASURIES (IDENTIFIED COST $149,420,762)	140,422,825
	MORTGAGE-BACKED SECURITIES—30.4%
	Federal Home Loan Mortgage Corporation—13.6%
1,083,545	2.500%, 10/1/2049	936,862
1,841,609	2.500%, 10/1/2051	1,579,067

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 626,369		3.000%, 12/1/2049	$ 562,005
7,115,762		3.000%, 1/1/2052	6,311,182
604,496		3.500%, 1/1/2047	565,938
6,480,836		3.500%, 5/1/2052	5,953,532
1,059,960		4.000%, 3/1/2046	1,027,454
204,946		4.000%, 11/1/2047	197,443
581,219		4.000%, 4/1/2048	556,220
891,876		4.000%, 7/1/2048	857,556
1,967,561		4.500%, 7/1/2052	1,924,132
1,723,093		5.000%, 9/1/2052	1,718,465
3,944,432		5.000%, 10/1/2052	3,932,358
2,980,370		5.500%, 9/1/2052	3,030,205
		TOTAL	29,152,419
		Federal National Mortgage Association—13.6%
1,474,020		2.500%, 11/1/2049	1,274,477
2,922,625		3.000%, 7/1/2046	2,639,199
2,337,811		3.000%, 5/1/2051	2,094,296
5,378,863		3.000%, 5/1/2051	4,778,238
2,720,091		3.000%, 10/1/2051	2,417,630
680,689		3.500%, 10/1/2047	632,804
1,381,031		3.500%, 4/1/2048	1,286,899
5,556,027		3.500%, 3/1/2052	5,105,705
232,514		4.000%, 2/1/2048	223,857
584,928		4.000%, 2/1/2048	562,968
471,750		4.000%, 2/1/2048	454,776
25,593		5.000%, 1/1/2035	25,842
1,744,306		5.000%, 8/1/2052	1,739,048
1,993,147		5.000%, 9/1/2052	1,985,894
0		5.500%, 2/1/2023	0
14,096		5.500%, 6/1/2025	14,025
3,750,000		5.500%, 11/1/2052	3,795,596
16,901		6.000%, 2/1/2026	16,938
15,934		6.000%, 4/1/2026	16,348
32,391		6.000%, 7/1/2034	33,692
		TOTAL	29,098,232
		Government National Mortgage Association—0.0%
2,133		5.000%, 3/15/2023	2,128
1,757		5.500%, 2/15/2023	1,754
13,624		6.000%, 1/20/2029	13,900
6,838		6.000%, 3/15/2032	6,968
13,813		6.500%, 10/15/2031	14,394
96		7.500%, 10/15/2026	99
7,469		7.500%, 10/15/2027	7,725
		TOTAL	46,968
	[1]	Uniform Mortgage-Backed Securities, TBA—3.2%
6,750,000		6.000%, 12/1/2052	6,905,039
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $67,351,878)	65,202,658

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.3%
		Agency Commercial Mortgage-Backed Securities—1.3%
$ 1,076,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	$ 1,023,146
2,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	1,837,260
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,806,491)	2,860,406
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
		Federal Home Loan Mortgage Corporation—0.2%
21,561	[2]	REMIC, Series 2411, Class FJ, 4.223% (1-month USLIBOR +0.350%), 12/15/2029	21,459
67,883	[2]	REMIC, Series 2458, Class FB, 4.873% (1-month USLIBOR +1.000%), 1/15/2032	68,689
12,340	[2]	REMIC, Series 2534, Class FI, 4.773% (1-month USLIBOR +0.900%), 2/15/2032	12,444
286,234	[2]	REMIC, Series 3322, Class FB, 4.263% (1-month USLIBOR +0.390%), 5/15/2037	282,792
		TOTAL	385,384
	[2]	Federal National Mortgage Association—0.2%
58,823		REMIC, Series 370, Class F21, 4.316% (1-month USLIBOR +0.300%), 6/25/2036	58,212
34,064		REMIC, Series 1999-51, Class F, 4.404% (1-month USLIBOR +0.500%), 9/17/2029	34,048
89,467		REMIC, Series 2006-58, Class FP, 4.316% (1-month USLIBOR +0.300%), 7/25/2036	88,569
159,780		REMIC, Series 2006-85, Class PF, 4.396% (1-month USLIBOR +0.380%), 9/25/2036	159,352
128,960		REMIC, Series 2007-46, Class FA, 4.386% (1-month USLIBOR +0.370%), 5/25/2037	127,094
		TOTAL	467,275
		Government National Mortgage Association—0.8%
775,516		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	728,467
1,100,007		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	948,652
		TOTAL	1,677,119
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,727,722)	2,529,778
		GOVERNMENT AGENCY—0.8%
		Tennessee Valley Authority Bonds—0.8%
1,750,000		4.875%, 1/15/2048 (IDENTIFIED COST $2,672,738)	1,742,449
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
13,894		3.965%, 7/1/2035 (IDENTIFIED COST $13,760)	13,944
		INVESTMENT COMPANY—4.2%
8,932,968		Federated Hermes Government Obligations Fund, Premier Shares, 3.66%[3] (IDENTIFIED COST $8,932,968)	8,932,968
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $233,926,319)	221,705,028
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[4]	(7,325,123)
		TOTAL NET ASSETS—100%	$214,379,905
At November 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Ultra Bond Long Futures	12	$1,635,375	March 2023	$16,471
The average notional value of long futures contracts held by the Fund throughout the period was $850,500. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/28/2022	$33,753,976
Purchases at Cost	$101,528,936
Proceeds from Sales	$(126,349,944)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2022	$8,932,968
Shares Held as of 11/30/2022	8,932,968
Dividend Income	$60,380

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed- income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$140,422,825	$—	$140,422,825
Mortgage-Backed Securities	—	65,202,658	—	65,202,658
Commercial Mortgage-Backed Securities	—	2,860,406	—	2,860,406
Collateralized Mortgage Obligations	—	2,529,778	—	2,529,778
Government Agencies	—	1,742,449	—	1,742,449
Adjustable Rate Mortgages	—	13,944	—	13,944
Investment Company	8,932,968	—	—	8,932,968
TOTAL SECURITIES	$8,932,968	$212,772,060	$—	$221,705,028
Other Financial Instruments:
Assets[1]	$16,471	$—	$—	$16,471
TOTAL OTHER FINANCIAL INSTRUMENTS	$16,471	$—	$—	$16,471

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit